Registration No. 2-94935
                                                                     Rule 497(e)
                       PILGRIM GENERAL MONEY MARKET SHARES
             (FORMERLY PILGRIM AMERICA GENERAL MONEY MARKET SHARES)
                        (SHARES OF CORTLAND TRUST, INC.)

                       SUPPLEMENT DATED NOVEMBER 16, 1998
                                       TO
                         PROSPECTUS DATED JULY 29, 1998

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"Pilgrim  America General Money Market Shares" has been renamed "Pilgrim General
Money Market Shares".

"Pilgrim America Securities, Inc. has been renamed "Pilgrim Securities, Inc.".

"Pilgrim America Group, Inc." has been renamed "Pilgrim Group, Inc.".

         All references in this Prospectus to Pilgrim America General Money Market Shares should be substituted with "Pilgrim General Money Market Shares"; all references in this Prospectus to Pilgrim America Securities, Inc. should be substituted with "Pilgrim Securities, Inc."; and all references in this Prospectus to Pilgrim America Group, Inc. should be substituted with "Pilgrim Group, Inc.".

         All other references to "Pilgrim America..." in this Prospectus and in the accompanying Application should be substituted with "Pilgrim...".